Report of Independent Accountants on Applying Agreed-Upon Procedures

The Hertz Corporation
8501 Williams Road
Estero, FL 33928

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by The Hertz Corporation (“Hertz”, “you” or the “Responsible Party”), and the following third party, Merrill Lynch, Pierce, Fenner & Smith Incorporated, collectively referred to herein as the “Specified Parties”, solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset-backed notes by Hertz Vehicle Financing II LP Series 2018-1 and Series 2018-2 (the “Transaction”). The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets to be included in the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Procedures and Findings
In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. As instructed by the Responsible Party, the samples for each respective procedure described below were selected randomly from a pool of assets, which the Responsible Party represents is the collateral pool of assets for the Transaction.
This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.
In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.
With respect to any terms or requirements of the offering circulars, supplements to the offering circulars, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering circulars, supplements to the offering circulars or other Transaction documents.
It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and

(iv)
The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.
Our work was limited to comparing and re-computing certain information as detailed below. We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation. It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.
For purposes of the procedures below, numbers, dollar amounts and percentages that differ only as a result of rounding were deemed to be in agreement. As instructed by Hertz and accepted by the Specified Parties, for the purposes of the procedures below, numbers, dollar amounts and percentages that differ within $1 or 0.01% are deemed to be in agreement.

The procedures described below are grouped into three areas:

A.	Title, Lien & OEM

B.	Capitalized Cost

C.	Mark-to-Market & Disposition Proceeds

A.	Title, Lien & OEM

We obtained an Excel file from Hertz (the “Data Tape”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of September 30, 2017, and the manufacturer of each such vehicle. We make no comment as to the completeness or the accuracy of the Data Tape.
As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
As instructed by Hertz, the vehicle represented by title sample #16 was sold by Hertz and subsequently repurchased by Hertz. When repurchased, the vehicle was assigned a dummy VIN, which in this case involved changing the “X” to a “7” (the “Recycled VIN”). We performed the procedures on the Recycled VIN, noting no exceptions.

We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificate of Title”) for each of the Title Sample Vehicles from Hertz and performed the following procedures:

1.	We confirmed that the Certificate of Title for each Title Sample Vehicle was titled in the name of Hertz Vehicles LLC or an acceptable variation, noting one exception:

VIN	Title Holder
1FM5K8D82GGC88647	The Hertz Corporation

2.
We confirmed that the Certificate of Title for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A. or an acceptable variation (the “Collateral Agent”), noting one exception:

VIN	First Lien Holder
1FM5K8D82GGC88647	-

3.
We compared and agreed the original equipment manufacturer as listed on each Certificate of Title for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the Certificate of Title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions.

B.	Capitalized Cost

We obtained an Excel file from Hertz (the “Cap Cost Selection Report”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of September 30, 2017, (the “Report Date” or the “Calculation Date”). We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report.
The Cap Cost Selection Report contains values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in their Teradata ABS Reporting Engine as of the Report Date:

Data Field	Description Provided by Hertz
VIN	Vehicle Identification Number
Country_Cd	Hertz Fleet Accounting Indicator
Calc_Dt	Calculation Date of the Report
ABS_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date
Vsn_Veh_Type	Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

Data Field	Description Provided by Hertz
Orig_Veh_Type	Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision
Xfer_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer
ABS_Cd	Six-digit code indicating various information about the vehicle, such as its current collateral pool and whether and how many times the vehicle has been transferred
Vsn_NVS_Ind	Indicates if the vehicle has been processed into Vision
N_Redes	Number of times the vehicle has been redesignated between risk and program
EVER_REDES_IND	Indicates whether the car has ever been redesignated between risk and program
Used_Veh_Ind	Indicates whether the vehicle was originally purchased as a used vehicle
Ever_Xfer_Ind	Indicates whether the vehicle has ever been transferred (other than certain special cases)
XFER_FROM_11_TO_23	Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1
XFER_FROM_4B_TO_2A	Indicator flagging vehicles transferred from Group 8 to Group 7
Z_TRANSFER	Indicator marking vehicles transferred as “Z” transfers (early life movements that do not set “ever-xfer indicator” so car has appropriate cap cost)
DAY1_GROUP7_IND	Indicator flagging vehicles that were in Group 7 and transitioning to HVF II methodology on the HVF II go-live date
FDCM	First Day of Calendar Month
Vsn_Deliv_Dt	Delivery date of the vehicle as recorded in Vision
Xfer_In_Dt	Date of the most recent transfer, if any
REDES_to_PRGM_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Risk to Program
REDES_to_RISK_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Program to Risk
XFER_WITHIN_36_DAYS	Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date
RISK_Cap_Cost_Amt	Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_AD	Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_NBV	Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date
PRGM_Cap_Cost_Amt	Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_AD	Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_NBV	Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_PRGM_Cap_Cost_Amt	Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_RISK_Cap_Cost_Amt	Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date
Gross_Purch_Price	Gross out-of-pocket purchase price as calculated from the underlying

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

Data Field	Description Provided by Hertz
fleet accounting systems as of the calculation date
GAAP_Cap_Cost_Amt	Capitalized cost as recorded in Vision as of the calculation date
Cap_Cost_Adj	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date
Cap_Cost_MSRP	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the calculation date
Prv_Abs_Cd_Xfer_Dt	ABS Code for the vehicle on the date prior to the transfer in date
Gross_Purch_Price_Xfer_Dt	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date
GAAP_CAP_COST_AMT_Xf er_Dt	Capitalized cost as recorded in Vision as of the transfer in date
Cap_Cost_Adj_Xfer_Dt	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date
Prv_Risk_FMV_Xfer_Dt	Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_Prgm_FMV_Xfer_Dt	Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_HVF1_FMV_Xfer_Dt	Market value under Legacy HVF rules on as of the day prior to the transfer in date
Prv_HVF2_FMV_Xfer_Dt	Market value under HVF II rules on as of the day prior to the transfer in date
Prv_Risk_NBV_Xfer_Dt	Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_NBV_Xfer_Dt	Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Dep_Chrg_Amt_X fer_Dt	Depreciation charge for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Dep_Chrg_Amt_ Xfer_Dt	Depreciation charge for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Termination_Proration_ Xfer_Dt	Fraction used to calculate back-end rent / depreciation from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Cap_Cost_Amt_X fer_Dt	Capitalized cost for a risk vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Prgm_Cap_Cost_Amt_ Xfer_Dt	Capitalized cost for a program vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Cap_Cost_MSRP_Xfer_Dt	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the transfer in date
Prv_Risk_Termination_Val_ Xfer_Dt	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prgm_Termination_Val_Xfer _Dt	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
LEGACY_RISK_TERM_VAL	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

Data Field	Description Provided by Hertz
LEGACY_PRGM_TERM_VA L	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
RCFC_Grp8_NBV	Net book value as determined under the Group 8 methodology
RCFC_Grp8_Dep_Chrg_Am t	Depreciation charge as determined under the Group 8 methodology
GRP8_TERM_VAL	Net book value (stepped down for back-end rent) for Group 8 cars transferring to Group 7
GRP8_DAY1_TERM_VAL	Net book value (stepped down for back-end rent) for Group 7 cars transitioning into HVF II methodology on the HVF II go-live date

We obtained an Excel file from Hertz, which Hertz represents contains data for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for the Calculation Date (the “Vision Off-Load File”). We make no comment as to the completeness or accuracy of the Vision Off-Load File.
We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for “New Vehicle Schedule” for the Calculation Date (the “New Vehicle Schedule Off-Load File”). We make no comment as to the completeness or the accuracy of the New Vehicle Schedule Off-Load File.
We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from RMS for the Calculation Date (the “RMS Off-Load File”). We make no comment as to the completeness or the accuracy of the RMS Off-Load File.
We obtained the “Receivable Type Code File” from Hertz, which Hertz represents lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”). We make no comment as to the accuracy or reasonableness of the Designated Receivable Type codes.
As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from the Cap Cost Selection Report. Refer to Appendix A, Table B-1 for a listing of the Cap Cost Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”). We make no comment as to the completeness or accuracy of the Cap Cost Detail File. The Cap Cost Detail File contains the following information for each Cap Cost Sample Vehicle:

•	The Cap Cost Data Fields related to each Cap Cost Sample Vehicle as of the Report Date.

•	The calculation logic provided in column CC of the Cap Cost Detail File, which Hertz represents specifies the calculation of PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic.
We performed the following procedures for each Cap Cost Sample Vehicle:

1.
We agreed the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each respective Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions.

2.
Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and agreed PRGM_Cap_Cost_Amt or RISK_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, noting no exceptions.

3.
Of the 59 Cap Cost Sample Vehicles selected, 58 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File. For each such vehicle, we obtained from Hertz, photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements. For each vehicle, we performed the following procedures:

a.
We compared and agreed the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_CAP_COST_AMT field as shown on the Vision Off-Load File or New Vehicle Schedule Off-Load File, as applicable, noting no exceptions.

b.
For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, of which there were 51 selections, we compared and agreed the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_ADJ_RECV_AMT field that corresponds to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions.

c.
For each such Cap Cost Sample Vehicle with a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 52 selections, we recalculated and agreed the VI017_CAP_COST_AMT field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting three exceptions:

VIN	Cap Cost Detail File (VI017_CAP_COST_AMT)	Purchase Invoice
1G1BE5SM6J7114304	0.00	15,727.70
1G1ZD5ST1JF144499	23,826.46	16,826.46
5XYPGDA5XJG372940	29,365.00	23,465.00

For these three exceptions only, Hertz provided an updated Excel file on December 15, 2017, which Hertz represents contains the corrections made to Vision and the updated VI017_CAP_COST_AMT information (the “Updated CCDF”). We recalculated and agreed the VI017_CAP_COST_AMT field in the Updated CCDF as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

d.
For each such Cap Cost Sample Vehicle with a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 6 selections, we recalculated and agreed the VI017_CAPT_COST_AMT field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

C.	Mark-to-Market & Disposition Proceeds
Mark-to-Market

We obtained an Excel file from Hertz (the “FMV Report”), which Hertz represents lists all non-program vehicles owned by HVF included in the HVF Group I Series 2013-G1 collateral pool and on lease (i.e. active in the pool) as of September 18, 2017, and contains the following vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows:

Field	Column
VIN	A
ABS_Veh_Type	B
ABS_Cd	C
VOLCD	D
RISK_Cap_Cost_Amt	E
RISK_AD	F
RISK_NBV	G
HVF2_CM_NADA_Val	H
HVF2_CM_NADA_Val_Desc	I
HVF2_CM_BB_Val	J
HVF2_CM_BB_Val_Desc	K
LDCM_HVF2_FMV	L
HVF2_CM_FMV	M
HVF2_FMV	N
Prv_RISK_NBV	O
RISK_FMV	P

We make no comment as to the completeness or the accuracy of the FMV Report.

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report. Refer to Appendix A, Table C-1 for a listing of the Selected Fair Market Value Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
Using the FMV report, we performed the following procedures:

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

1.
RISK_NBV: We recalculated the RISK_NBV for each Selected Fair Market Value Vehicle as RISK_Cap_Cost_Amt less RISK_AD in each case as set forth in the FMV Report, with any resulting negative values to be deemed to be zero. We agreed the amount recalculated to the value listed as “RISK_NBV” in the FMV Report for each Selected Fair Market Value Vehicle, noting no exceptions.

2.
RISK_ FMV: We obtained an Excel file from Hertz, which Hertz represented contains the wholesale clean trade value published in the NADA Guide (Eastern Edition) for the month of September 2017 (the “NADA Input File”). We make no comment as to the completeness or accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

a.
Of the 59 Selected Fair Market Value Vehicles, 57 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val was greater than 0. For these 57 Selected Fair Market Value Vehicles we performed the following procedures:

i.
We agreed the wholesale clean trade value for each VIN as set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

b.
Of the 59 Selected Fair Market Value Vehicles, 2 vehicles’ values were not published in the NADA Guide (Eastern Edition) as described in procedure (2)(a) above. For these 2 Selected Fair Market Value Vehicles, we obtained from Hertz, the Blackbook input file which Hertz represented contained the wholesale clean trade value included in the Finance Guide for the month of September 2017 (the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Blackbook Input File, nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

Of these 2 Selected Fair Market Value Vehicles, 0 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val was greater than 0. For these 0 Selected Fair Market Value Vehicles, we performed the following procedures:

i.
We agreed the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

c.
Of the 59 Selected Fair Market Value Vehicles, 2 vehicles were (i) not included on the NADA Input File, or was included on the NADA Input File and had a value in field HVF2_CM_NADA_Val of less than or equal to zero, and (ii) was not included on the Blackbook Input File or was included on the Blackbook Input File and had a value in field HVF2_CM_BB_Val of less than or equal to zero. For these 2 Selected Fair Market Value Vehicles, we agreed the RISK_NBV as shown on the FMV Report to the value in the column titled RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

Disposition Proceeds

We obtained an Excel file from Hertz (the “August Disposition Report”), which Hertz represents contains vehicle-by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of August 2017, summarized as follows:

Field	Column
VIN	A
Country_Cd	B
ABS_Cd	C
Risk_Disposition_Proceeds	D
Risk_Disposition_NBV	E
ABS_Cap_Cost_Amt	F
Prv_Risk_Accum_Dep	G
A_U_FBR_Amt	H
Died_on_FDCM	I
A_U_MBR_Amt	J

We make no comment as to the completeness or the accuracy of the August Disposition Report.

As instructed by Hertz, we selected a random sample of 59 vehicles identified on the August Disposition Report (the “Selected Disposition Vehicles”). Refer to Appendix A, Table C-3 for a listing of the Selected Disposition Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

3.	Using the August Disposition Report, we performed the following procedures:

a.
Risk_Disposition_NBV: We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as (i) for vehicles for which the value in the Died_on_FDCM column was equal to zero, ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_FBR_Amt, and (ii) for vehicles for which the value in the Died_on_FDCM column was equal to one, ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_MBR_Amt less

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

A_U_FBR_Amt, as set forth on the August Disposition Report. We agreed the amount recalculated to the value listed as Risk_Disposition_NBV on the August Disposition Report, noting no exceptions.

b.
Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz. We agreed the sales price on each respective document to the Risk_Disposition_Proceeds reported on the August Disposition Report, and agreed that such amount as reported on the August Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

****

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the collateral assets. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.
If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non- Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Very truly yours,

/s/ PricewaterhouseCoopers LLP

January 5, 2018

New York, New York

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN	Manufacturer
1	5NPE24AF8HH573317	Hyundai
2	3VW267AJ9GM332076	Volkswagen
3	KNDPMCAC6H7277400	Kia
4	1G4PR5SK7G4157801	GM
5	3FA6P0LU7HR385188	Ford
6	4T1BF1FK6HU420724	Toyota
7	2G1WB5E34G1149149	GM
8	2C3CDZBT1HH658029	Chrysler
9	3KPFL4A7XHE145280	Kia
10	2T3BFREV3HW550154	Toyota
11	1G1BF5SM3H7240126	GM
12	1N4AL3AP8HC204022	Nissan
13	SAJBD4BVXHCY35824	Jaguar
14	5N1AT2MT0GC809627	Nissan
15	3N1CE2CP4GL367339	Nissan
16	57YZTDLB7GG353200	Hyundai
17	3N1AB7AP9HY243426	Nissan
18	1N4AL3AP7GC256840	Nissan
19	JN1EV7AP7HM739580	Nissan
20	1N4AL3AP1HN354753	Nissan
21	1FM5K8D82GGC88647	Ford
22	1G4PR5SK8G4152512	GM
23	2C4RC1BG4HR809386	Chrysler
24	3N1CN7AP4HK460014	Nissan
25	4T1BF1FK1HU793427	Toyota
26	KMHCT4AE4HU275280	Hyundai
27	5XYPGDA54HG312713	Kia
28	1N4AL3AP6GN374897	Nissan
29	1FMJU1JT9HEA52342	Ford
30	5XXGT4L30JG197304	Kia
31	1C3CDFBA5GD623261	Chrysler
32	3N1AB7AP3HY325846	Nissan
33	3N1AB7AP3HY291195	Nissan
34	5NPD74LF1HH160777	Hyundai
35	1G1FF3D7XH0210711	GM
36	3N1AB7AP8GY290879	Nissan
37	5NPDH4AE1GH751570	Hyundai
38	5NPD74LF8HH113715	Hyundai
39	5NPE24AF2HH474878	Hyundai

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

40	WDCTG4GB4GJ237547	Mercedes
41	JN8AE2KP4G9155267	Nissan
42	5NPE24AFXHH562965	Hyundai
43	1FATP8EM3G5290868	Ford
44	VNKKTUD32HA080197	Toyota
45	5TDKK3DC6GS716479	Toyota
46	1FMCU9GD6HUE39556	Ford
47	2T1BURHE9GC648633	Toyota
48	1C4NJCEB8HD198863	Chrysler
49	KNMAT2MV8GP687551	Nissan
50	3N1AB7AP1GY292781	Nissan
51	1N4AL3AP7HN353025	Nissan
52	1G1ZD5ST9JF137946	GM
53	1GYS4BKJ9HR199551	GM
54	5XXGT4L35HG146357	Kia
55	5NPD74LF8HH191346	Hyundai
56	3N1AB7AP9HY323454	Nissan
57	2G61N5S32H9151193	GM
58	KNADM4A33H6005379	Kia
59	2FMPK3J97HBC27649	Ford

Table B-1 - Cap Cost Sample Vehicles

Selection #	VIN	Vsn_Veh_Type
1	1C4NJCEB6HD198800	RISK
2	1C4NJDEB3HD191387	RISK
3	1C6RR7LT6HS748190	RISK
4	1FBZX2YM0HKA60211	RISK
5	1FMCU0GD3HUE39848	RISK
6	1FMJU1JT8HEA29070	RISK
7	1G11C5SA9GU159979	RISK
8	1G1BE5SM6J7114304	RISK
9	1G1BE5SMXH7264197	PROGRAM
10	1G1JC5SG5G4139314	RISK
11	1G1ZD5ST1JF144499	RISK
12	1GAZGPFFXH1279785	RISK
13	1GNSKBKC3HR184371	RISK
14	1GYS4HKJ8HR209344	PROGRAM
15	1N4AL3AP2HN306310	RISK
16	1N4AL3AP5HN352391	RISK
17	1N4AL3AP8GC243546	RISK
18	1N4AL3APXHC201106	RISK
19	2FMPK4K82HBB97259	PROGRAM
20	2T1BURHE0HC925591	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

21	3C4PDCBG5HT589317	RISK
22	3MZBN1V70HM127780	RISK
23	3N1AB7AP2GY276914	RISK
24	3N1AB7AP2HY328785	RISK
25	3N1AB7AP6HY361305	RISK
26	3N1AB7AP7GY247649	RISK
27	3N1AB7AP7HY315997	RISK
28	3N1CE2CP4HL363034	RISK
29	3N1CN7AP4GL898993	RISK
30	3N1CN7AP7HK447676	RISK
31	4T1BF1FK3HU803410	RISK
32	4T1BF1FK5HU415966	RISK
33	4T1BF1FK6HU330358	RISK
34	5N1AR2MMXGC660022	RISK
35	5N1DR2MN2HC664072	RISK
36	5NPD74LF1HH211386	PROGRAM
37	5NPDH4AE8GH755678	RISK
38	5NPE24AF1HH566208	RISK
39	5NPE24AF7HH560767	RISK
40	5NPE24AF9HH532937	RISK
41	5XXGT4L30HG165608	PROGRAM
42	5XXGT4L39HG131988	RISK
43	5XYPGDA5XJG372940	RISK
44	5XYZT3LB9HG490702	RISK
45	5YFBURHE1HP640026	RISK
46	JN1EV7AP7HM735710	RISK
47	JN8AE2KPXG9152938	RISK
48	JN8AT2MV0HW265771	RISK
49	JN8AY2NC8H9506747	RISK
50	JN8AZ2NE0H9155055	RISK
51	KNAFX4A64F5407750	N/A
52	KNDMB5C19H6332492	PROGRAM
53	KNMAT2MT0HP543749	RISK
54	KNMAT2MT4HP553684	RISK
55	KNMAT2MT4HP574714	RISK
56	KNMAT2MV4HP523229	RISK
57	KNMAT2MV6GP687693	RISK
58	KNMAT2MVXHP534834	RISK
59	VNKKTUD37GA069713	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

Table C-1 – Selected Fair Market Value Vehicles

Selection #	VIN	RISK_FMV
1	5NPD74LF2HH151960	$10,975.00
2	KNMAT2MVXHP550189	$17,650.00
3	5YFBURHE6HP668162	$15,425.00
4	4T1BF1FK4HU747381	$16,100.00
5	2T1BURHE4HC929935	$13,950.00
6	3VW2B7AJ8HM308154	$12,500.00
7	5YFBURHE3HP583778	$15,000.00
8	3N1AB7APXHY287693	$12,750.00
9	KNDJP3A51H7422485	$12,725.00
10	KNDJP3A5XG7244235	$11,800.00
11	1N4AL3AP2GN369552	$14,575.00
12	3FA6P0LU7HR381531	$16,850.00
13	2G1WB5E34G1149149	$11,325.00
14	4T1BF1FK6HU388504	$16,650.00
15	3N1AB7AP9HY324975	$12,750.00
16	KNAFX4A6XG5553944	$8,950.00
17	2G4GK5EX5G9163234	$14,000.00
18	3VW267AJ8GM230090	$9,000.00
19	1N4AL3AP6GC261995	$12,950.00
20	1N4AL3AP1HN347317	$14,750.00
21	1FMCU9GD5HUE39600	$20,175.00
22	3VW267AJ6GM229956	$8,650.00
23	KMHCT4AE1HU335192	$10,675.00
24	1N4AA6AP9HC380083	$20,500.00
25	2G1WB5E36G1187482	$13,025.00
26	1GKS2GKC2HR154272	$47,600.00
27	ZACCJABT8GPC48363	$14,300.00
28	4T1BF1FK4HU427347	$16,650.00
29	4T1BF1FK2HU691991	$16,100.00
30	KNMAT2MT6HP575654	$17,475.00
31	4T1BF1FKXHU449840	$17,050.00
32	1GTG6CEN0H1159500	$29,750.00
33	5NPE24AF3HH571989	$13,825.00
34	2G1105SA5H9142135	$17,125.00
35	3N1AB7APXGY306158	$9,975.00
36	3N1AB7AP0GY265734	$9,650.00
37	3N1CN7AP9HK432192	$10,375.00
38	3FA6P0LU1HR381685	$17,250.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

39	2C3CDXBGXGH173880	$14,500.00
40	KNDJP3A50H7429881	$13,150.00
41	JN8AT2MT5HW149044	$17,475.00
42	5YFBURHE6HP646016	$14,850.00
43	5NPD74LF1HH138911	$11,125.00
44	5NPE24AF4HH446807	$12,875.00
45	1FATP8EM1H5324002	$21,525.00
46	5NPE24AF1HH463855	$12,875.00
47	5N1DR2MM3HC696827	$29,475.00
48	3N1AB7AP7HL684663	$12,750.00
49	4T1BF1FK3HU750188	$16,650.00
50	1GKS2GKC4HR318458	$52,800.00
51	55SWF4JB7HU223308	$31,200.00
52	JN1BY1AP1HM740831	$35,200.00
53	2T1BURHE3HC881098	$15,425.00
54	JN8AE2KP1H9168267	$24,649.96
55	1FATP8EM1G5290934	$16,850.00
56	KNDJP3A51J7544382	$17,405.65
57	JN8AT2MT9HW150696	$17,475.00
58	2T3BFREV1HW599367	$20,225.00
59	5NPE24AF8HH491510	$12,875.00

Table C-2 – Selected Disposition Vehicles

Selection #	VIN	Risk Disposition Proceeds
1	1C3CCCAB4GN140978	9,800.00
2	55SWF4JB7GU141691	24,200.00
3	1N4AL3AP3GN366207	11,400.00
4	3FADP4BJ7GM185283	8,700.00
5	4T1BF1FK2GU171210	13,300.00
6	4T1BF1FK7GU579797	13,600.00
7	5NPE24AF8GH418362	10,100.00
8	1C3CCBCGXEN100386	10,300.00
9	5XXGT4L32GG002442	11,300.00
10	1GNSKHKCXGR280130	38,600.00
11	1FMCU9GX2GUC61184	14,300.00
12	2C3CDXHG6GH203268	16,465.00
13	5NPE24AF1GH387522	10,800.00
14	1N4AL3AP4GN353353	10,900.00
15	1FMCU0G73GUC89734	13,000.00
16	5XXGT4L32GG036929	11,300.00
17	3FADP4BJ2GM165586	8,400.00
18	4T1BF1FK4GU209276	13,600.00
19	5N1AT2MT9GC810100	12,900.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2018-1 and/or Series 2018-2 Due Diligence AUP
January 5, 2018

20	3C4PDDBG4GT142661	14,600.00
21	JM3KE4BY7G0618213	13,700.00
22	5NPE24AF7GH387895	10,200.00
23	1GKS2GKC3GR255867	38,800.00
24	1G11E5SA4GU149239	12,700.00
25	4T1BF1FK1GU229372	13,400.00
26	5NPE24AF0GH390234	10,200.00
27	5TDKK3DC6FS621094	18,200.00
28	JN8AZ2NEXG9121204	39,300.00
29	3N1CE2CP1GL368979	8,000.00
30	JN8AE2KP0G9156268	14,400.00
31	1G1PE5SB7G7230205	10,300.00
32	5XXGT4L38GG015079	11,300.00
33	1N6BF0KY7HN800333	24,200.00
34	1G1JE6SB6G4136989	9,900.00
35	1C4NJPFA0GD599349	11,400.00
36	3N1AB7AP1GY266049	9,200.00
37	JM1BM1U77G1304537	10,500.00
38	KNDJP3A51G7321980	11,700.00
39	2C4RC1BG1GR289016	16,800.00
40	3FA6P0H76GR306837	11,300.00
41	55SWF4JB2GU154509	23,600.00
42	1GKS2GKC1HR110604	46,158.88
43	1G11E5SA1GU161641	12,600.00
44	5NPE24AF2GH374861	10,500.00
45	1G1JC5SH5G4135952	8,000.00
46	KMHCT5AE7GU264679	7,600.00
47	1N6AD0EV9GN725409	20,400.00
48	3N1CN7AP1GL831834	7,800.00
49	4T1BF1FK8GU176038	13,066.00
50	JN8AE2KP9G9151666	14,600.00
51	5N1AL0MM5GC514682	28,300.00
52	5XXGT4L39GG014197	10,900.00
53	3N1CN7AP0GL884864	8,400.00
54	3MZBN1V77HM109860	13,600.00
55	5NPE24AF7GH390909	10,400.00
56	1G6AG5RX6H0176059	24,500.00
57	JM1BM1U7XG1338486	11,300.00
58	1GNSKJKC8GR247683	43,200.00
59	KNAFX4A62F5385747	7,800.00